Merchant Link Acquisition	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Merchant Link Acquisition
2.	Merchant Link Acquisition

We completed the acquisition of Merchant-Link, LLC, or Merchant Link Acquisition, in August 2019 by acquiring 100% of the membership interests for $64.0 million, with initial consideration of $60.2 million, net of cash acquired. This acquisition brought a highly complementary customer base, with 80% of the customers using software already integrated on the Company’s gateway. This overlap presented the Company with a substantial opportunity for improved share of wallet and cost efficiencies.

The Merchant Link Acquisition was accounted for as a business combination using the acquisition method of accounting. The respective purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition. The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill and represents the future economic benefits arising from other assets acquired, which cannot be individually identified or separately recognized.

The following table summarizes the consideration paid and the fair value assigned to the assets acquired and liabilities assumed at the acquisition date. In the three months ended March 31, 2020, the Company made a measurement period adjustment of $(0.7) million to accounts receivable with a corresponding increase to goodwill to reflect facts and circumstances in existence as of the effective date of the acquisition.

Cash	$3.8
Accounts receivable	7.5
Prepaid expenses and other current assets	1.9
Property, plant and equipment	2.4
Inventory	1.7
Other intangible assets	20.4
Goodwill (a)	30.2
Accounts payable	(1.5)
Accrued expenses and other current liabilities	(2.1)
Deferred revenue	(0.3)

Net assets acquired	64.0
Less: cash acquired	(3.8)

Net cash paid for acquisition	$60.2

(a)	Goodwill is deductible for tax purposes.

The Merchant Link acquisition did not have a material impact on the Company’s consolidated financial statements. Accordingly, pro forma financial information has not been presented.